OPERATING LEASES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Leases [Abstract]
Schedule of Operating Leases	Future minimum payments for these leases are:

For the twelve Months Ending March 31,
2019	2020	2021	2021	2022
$131,208	$134,398	$105,198	$90,001	$45,001
Future minimum payments for these leases are:

For the twelve Months Ending December 31,
2018	2019	2020	2021	2022
$130,613	$133,499	$116,597	$90,000	$67,500